Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common stock	Additional Paid-in Capital	Retained Earnings	Series A Preferred Stock	Series A-1 Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Total
Beginning balance at Dec. 31, 2018	$ 910	$ 11,559	$ (934,407)					$ (921,938)
Balance at beginning (in shares) at Dec. 31, 2018	9,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(2,746,021)					(2,746,021)
Issuance of preferred shares, net				$ 3,953,345	$ 992,285	$ 6,062,505
Issuance of preferred shares, net (in shares)				2,111,856	392,276	1,483,491
SAFE Note conversion	$ 58	345,949		$ 1,249,997				346,007
SAFE Note conversion (in shares)	576,677			658,309
Stock-based compensation		139,798						139,798
Ending balance at Dec. 31, 2019	$ 3,000	12,753,000	(3,680,428)					$ 9,076,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised								0
Balance at ending (in shares) at Dec. 31, 2019	9,676,677
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(818,000)					$ (818,000)
Issuance of preferred shares, net (in shares)						1,148,481
Stock-based compensation		19,000						19,000
Ending balance at Mar. 31, 2020	$ 3,000	17,652,000	(4,498,000)					13,157,000
Beginning balance at Dec. 31, 2019	$ 3,000	12,753,000	(3,680,428)					9,076,000
Balance at beginning (in shares) at Dec. 31, 2019	9,676,677
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(17,447,705)					(17,447,705)
Issuance of preferred shares, net						$ 4,879,906	$ 28,069,492
Issuance of preferred shares, net (in shares)						1,148,481	5,130,658
Stock-based compensation		153,897						153,897
Stock option exercise	$ 7	34,663						34,670
Ending balance at Dec. 31, 2020	$ 4,000	45,890,000	(21,128,133)					$ 24,766,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised	73,750							73,750
Balance at ending (in shares) at Dec. 31, 2020	9,750,427
Ending balance at Dec. 31, 2020	$ 4,000	45,890,000	(21,128,133)					$ 24,766,000
Balance at ending (in shares) at Dec. 31, 2020	9,750,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(28,515,000)					(28,515,000)
Stock-based compensation		6,287,000						6,287,000
Stock option exercise		35,000						35,000
Ending balance at Mar. 31, 2021	$ 10,000	$ 491,552,000	$ (49,643,000)					$ 441,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised	103,000